Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2013	Jul. 18, 2013	Nov. 30, 2012
Document And Entity Information
Entity Registrant Name	WNS STUDIOS, INC.
Entity Central Index Key	0001510333
Document Type	S-1
Document Period End Date	Apr. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		4,500,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013